Business Combination - Schedule of Net Cash Outflow Arising on Acquisition (Details) - Total for all business combinations [member] $ in Thousands	12 Months Ended
Dec. 31, 2024 MXN ($)
Schedule of Net Cash Outflow Arising on Acquisition [Line Items]
Cash out	$ 5,044,371
Less cash and cash equivalent balances acquired from Jafra	(345,908)
Net cash used in investing activities	$ 4,698,463